Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the three years ended December 31, 2014 (in thousands, except per share amounts):

	2014	2013	2012
Numerator:
Net income	$10,394	$8,418	$7,645

Denominator:
Weighted-average shares outstanding	27,570	26,853	26,128
Effect of dilutive shares	453	810	1,379

Weighted-average diluted shares	28,023	27,663	27,507

Basic earnings per share	$0.38	$0.31	$0.29

Diluted earnings per share	$0.37	$0.30	$0.28